Supplemental Disclosures of Cash Flow Information (Details) - Schedule of supplemental disclosures of cash flow information - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule of supplemental disclosures of cash flow information [Abstract]
Interest paid	$ 139,016		$ 415,451	$ 413,894
Income tax paid
Current assets	5,201,957	1,734,663	2,255,479
Property and equipment			357,789
Intangibles	1,848,000		4,030,000
Goodwill			5,989,818
Assumed liabilities			(3,575,100)
Cash acquired in acquisitions	1,174,654	1,268,285	1,631,285
Due to seller (cash paid to seller day after closing)	944,055	233,000	4,622,792
Line of credit			586,097
Debt discount on line of credit	111,442	3,195,726	(17,500)
Issuance of common shares on promissory note
Line of credit, net			568,597
Convertible Promissory Note	850,000	855,000	1,353,979
Common Shares			1,115
Deemed Dividend related to issuance of Preferred stock			3,051,478
1847 Goedeker Spin-Off Dividend			283,257
Distribution – Allocation shares			5,985,000
Distribution receivable – Allocation shares			2,000,000
Additional Paid-in Capital – common shares and warrants issued			4,711,385	430,173
Operating lease, ROU assets and liabilities	$ 466,294		$ 373,916